Significant Accounting Policies: Advertising Costs (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Advertising Costs

Advertising Costs

Advertising costs for the period from July 7, 2017 (date of inception) through December 31, 2017 were $0. Advertising costs are expensed as incurred or at the first time the advertising takes place.